Accrued liabilities - Schedule of Accrued Liabilities (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Schedule Of Accrued Liabilities Abstract
Accrued payroll, bonus and employee benefits	$ 3,898,936	$ 3,816,973
Insurance accruals	492,716	484,107
Other accruals	1,994,256	852,737
Total	$ 6,385,908	$ 5,153,817